Consolidated statements of profit or loss - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Consolidated statements of profit or loss
Revenue	¥ 7,632,467	¥ 11,473,208	¥ 10,085,649	¥ 9,071,659
Cost of sales	(4,391,428)	(7,030,156)	(7,015,888)	(6,640,973)
Gross profit	3,241,039	4,443,052	3,069,761	2,430,686
Other income	18,993	17,935	25,931	52,140
Selling and distribution expenses	(1,363,114)	(1,716,093)	(1,442,339)	(1,206,782)
General and administrative expenses	(357,689)	(633,613)	(816,225)	(810,829)
Other net (loss)/income	21,105	114,106	87,308	(40,407)
(Credit loss)/reversal of credit loss on trade and other receivables	(2,080)	1,072	(28,924)	(20,832)
Impairment loss on non-current assets	(4,547)	(3,448)	(13,485)	(2,941)
Operating profit	1,553,707	2,223,011	882,027	401,035
Finance income	123,969	145,225	66,344	40,433
Finance costs	(25,202)	(34,622)	(33,396)	(28,362)
Net finance income	98,767	110,603	32,948	12,071
Fair value changes of redeemable shares with other preferential rights				(1,625,287)
Share of (loss)/profit of equity-accounted investees, net of tax	268		(8,162)	(4,011)
(Loss)/profit before taxation	1,652,742	2,333,614	906,813	(1,216,192)
Income tax expense	(396,665)	(551,785)	(267,070)	(213,255)
(Loss)/profit for the year/period	1,256,077	1,781,829	639,743	(1,429,447)
Attributable to:
Equity shareholders of the Company	1,248,405	1,768,926	638,170	(1,415,010)
Non-controlling interests	7,672	12,903	1,573	(14,437)
(Loss)/profit for the year/period	¥ 1,256,077	¥ 1,781,829	¥ 639,743	¥ (1,429,447)
(Loss)/earnings per share
Basic (loss)/earnings per share (RMB)	¥ 1.00	¥ 1.42	¥ 0.53	¥ (1.18)
Diluted (loss)/earnings per share (RMB)	¥ 1.00	¥ 1.41	¥ 0.52	¥ (1.18)